Expense Example {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-07 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Class K	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918